CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Non-controlling Interests	Total
Balance at Dec. 31, 2018	$ 57	$ 1,071,836	$ (49,615)	$ 723,181	$ 2,679	$ 1,748,138
Balance (in shares) at Dec. 31, 2018	224,838
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan		319				319
Issuance of ordinary shares pursuant to stock plan (in shares)	1,472
Non-cash stock-based compensation		61,289				61,289
Net income (loss)				494,675	(1,842)	492,833
Currency translation adjustments			(18,944)		(85)	(19,029)
Purchase of subsidiary's shares from non-controlling shareholders		469			(2,200)	(1,731)
Balance at Dec. 31, 2019	$ 57	1,133,913	(68,559)	1,217,856	(1,448)	2,281,819
Balance (in shares) at Dec. 31, 2019	226,310
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan		57				57
Issuance of ordinary shares pursuant to stock plan (in shares)	1,378
Non-cash stock-based compensation		67,105				67,105
Conversion of convertible debt		8				8
Net income (loss)				313,364	1,233	314,597
Sale of a subsidiary's shares to non-controlling shareholders		539			978	1,517
Acquisition of subsidiaries with non-controlling interests					16,133	16,133
Net income attributable to redeemable non-controlling interests					(1,167)	(1,167)
Currency translation adjustments			148,085		462	148,547
Balance at Dec. 31, 2020	$ 57	1,201,622	79,526	1,531,220	16,191	$ 2,828,616
Balance (in shares) at Dec. 31, 2020	227,688					227,688
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1	1,312				$ 1,313
Issuance of ordinary shares pursuant to stock plan (in shares)	1,715
Non-cash stock-based compensation		95,896				95,896
Issuance of shares - global offering, net of issuance costs	$ 1	178,739				178,740
Issuance of shares - global offering, net of issuance costs (in shares)	5,500
Shares lent to underwriters for settlement of over-allocations	1,650
Net income (loss)				428,319	(16,442)	411,877
Compensation cost to non-controlling interest shareholders					3,215	3,215
Disposal of a subsidiary with non-controlling interests		(278)			12	(266)
Acquisition of subsidiaries with non-controlling interests					10,811	10,811
Net income attributable to redeemable non-controlling interests					13,000	13,000
Currency translation adjustments			77,406		790	78,196
Balance at Dec. 31, 2021	$ 59	$ 1,477,291	$ 156,932	$ 1,959,539	$ 27,577	$ 3,621,398
Balance (in shares) at Dec. 31, 2021	236,553					236,553